Label	Element	Value
Oakmark Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize both current income and total return, consistent with prudent investment and principal protection management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 27, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of bonds and other fixed-income securities. These include, but are not limited to, investment grade corporate bonds; U.S. or non-U.S.-government and government-related obligations (such as, U.S. treasury securities); below investment-grade corporate bonds; agency and non-agency mortgage backed-securities; asset-backed securities; senior loans (such as, leveraged loans, bank loans, covenant lite loans, and/or floating rate loans); assignments; restricted securities (e.g., Rule 144A securities); and other fixed and floating rate instruments. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed-income securities, and other investments that the Adviser believes have similar economic characteristics, including other investment companies that provide investment exposure to such securities.

Under normal market conditions, the Fund invests at least 25% of its assets in investment-grade fixed-income securities and may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "high-yield" or "junk bonds"). The Fund considers fixed-income securities to be investment-grade if, at the time of investment, they are rated Baa3 or higher by Moody's Investors Service ("Moody's"), BBB- or higher by S&P Global Ratings ("S&P") or Fitch Ratings, or equivalently rated by any other nationally recognized statistical rating organization ("NRSRO"), or, if unrated, deemed to be of comparable quality by the Adviser. The Fund considers fixed-income securities to be below investment-grade if, at the time of investment, they are rated Ba1 or lower by Moody's, BB+ or lower by S&P, or equivalently rated by any NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. Only one rating is required and if a security is split rated, the Adviser assigns the lowest rating. The Fund invests in senior loans that are typically rated below investment-grade and to bear interest at a floating rate that periodically resets. The Fund may also invest up to 10% of its net assets in defaulted corporate securities.

In seeking to achieve the objectives of the Fund, the Adviser may purchase securities on a when-issued basis and purchase or sell delayed-delivery securities. In addition, the Fund may invest in fixed income securities structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance. The Fund may also invest in inverse floaters, as well as interest-only and principal-only securities.

The Fund will prioritize differentiation through bottom-up, single-security selection across the major fixed income asset classes with a secondary focus on top-down asset allocation and interest rate and duration management. When selecting individual securities, the Adviser uses a bottom-up approach and seeks relative price appreciation by selecting securities the Adviser believes to be undervalued based on research and fundamental analysis and by making gradual adjustment in the average duration of the Fund's portfolio. The Adviser's investment strategy is a bottom-up process that first looks for opportunities by focusing on an individual issuer's default risk pricing and then incorporates top-down considerations such as interest rate forecasting, curve selection, and other macros factors.

The Adviser utilizes an investment approach that considers a quantitative valuation model combined with a qualitative ratings framework. The Fund's portfolio selection process uses a ranking structure with a defined "buy" and "sell" discipline that allocates investments among a list of approved issuers and considers an individual investment's risk reward profile, legal structure, and/or downside risk, among other factors. The Adviser actively manages the portfolio's asset class exposure using a top-down view of sector fundamentals. The Adviser rotates Fund portfolio assets among sectors in various markets in an effort to maximize return.

Under normal market conditions, the Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund's portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund's portfolio will meet its target.

The Fund may invest up to 20% of its assets in equity securities, such as common stocks and preferred stocks. The Fund may also hold cash or short-term debt securities from time to time and for temporary defensive purposes.

The Fund may invest in derivative instruments, such as futures, forwards (including forward foreign currency contracts), and swap agreements (including credit default swaps, interest rate swaps, and total return swaps), for a variety of purposes, including, but not limited to, managing the Fund's duration or its exposure to fixed income securities with different maturities, currencies, interest rates, individual issuers, or sectors. The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, when such use is desirable because of tax or other considerations.

In deciding which fixed income securities to buy and sell, the Adviser attempts to emphasize securities issued by companies with strong fundamentals and relatively limited anticipated volatility. These securities are selected with the same bottom-up investment process that underpins all of the Oakmark funds. The Fund uses a value investment philosophy in selecting its securities. This value investment philosophy, in the context of fixed-income securities, is based upon the belief that, over time, a company's credit default risk will converge with the Adviser's estimate of the credit default risk associated with a company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the value a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities that have credit risk priced significantly below what it believes the company's intrinsic value implies, allows the best opportunity to achieve the Fund's investment objective.

In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund's investment objective may be changed without shareholder approval. The Fund will not alter its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed-income securities, and other investments that the Adviser believes have similar economic characteristics, including other investment companies that provide investment exposure to such securities, without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Credit Risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Call Risk. Upon the issuer's desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a "callable security" early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Interest Rate Risk. The Fund's yield and share price will fluctuate in response to changes in interest rates and there is a risk of loss due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. Inverse floaters earn interest at rates that vary inversely to changes in short-term interest rates. An inverse floater produces less income (and may produce no income) and may decline in value when market rates rise.

Liquidity Risk. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell such security at an advantageous time or price and may be forced to sell a security at a discount to the Adviser's estimated value of such a security.

Government-Sponsored Entity Securities Risk. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

Sovereign Debt Risk. Sovereign debt instruments, including U.S. and non-U.S. debt instruments, are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity's debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Lower-Rated Debt Securities Risk. Below investment grade securities (commonly called junk bonds) are regarded as having predominately speculative characteristics with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Loan Interests Risk. Loan interests may be subject to restrictions on transfer. The Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so. Therefore, at times loan interests may be illiquid. Loan interests may have extended settlement periods and also may be difficult to value. Interests in secured loans have the benefit of collateral securing a loan in which the Fund has an interest and, typically, there are restrictive covenants limiting the ability of the borrower to further encumber its assets. The value of the collateral may decline and may become insufficient to cover the amount owed on the loan. In the case of borrower default, bankruptcy or other insolvency laws may limit or delay the Fund's access to the collateral. Further, in the event of a default, lower tier secured loans and unsecured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower's obligations to the senior secured lenders, and the remaining collateral may not sufficiently cover the full amount owed on the loan in which the Fund has an interest. Interests in loans can expose the Fund to the lender's credit risk and also may expose the Fund to the credit risk of the underlying borrower.

Covenant lite loans may contain fewer or no restrictive covenants compared to other loans. Accordingly, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans or securities with more traditional financial covenants, which may result in losses to the Fund. A loan interest may also be obtained by the assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. Normally, an assignee will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is assigned. However, it is possible that the rights and obligations acquired by the purchaser of a loan assignment may differ from those held by the original lender or the assignor. When the fund receives a loan assignment, it is possible that the Fund could be held liable, or may be called upon to fulfill other obligations. A loan interest may not be deemed a security and, in such case, may not be afforded the same legal protections afforded securities under the federal securities laws.

The Fund may invest in loan interests that utilize the London Interbank Offered Rate, or "LIBOR," as a "benchmark" or "reference rate" for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The elimination of LIBOR (or changes or reforms to other reference rates) could have an adverse impact on the market for, or value of, securities or payments linked to those reference rates, which may adversely affect the Fund's performance and may lead to increased volatility and illiquidity in markets that are tied to LIBOR.

Restricted Securities Risk. Restricted securities may not be listed on an exchange and may not have an active trading market. Accordingly, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. In addition, restricted securities may be illiquid, and it can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Mortgage- and Asset-Backed Securities Risk. In addition to being subject to the risks associated with investments in fixed-income securities generally (e.g., prepayment and extension, credit, liquidity and valuation risks), the values of mortgage- and asset-backed securities are influenced by the factors affecting the assets underlying the securities. The value of these securities may be significantly affected by changes in interest rates. These securities are also subject to the risk of default on the underlying mortgages or assets, which may increase particularly during periods of market downturn. An unexpectedly high rate of defaults on the underlying assets will decrease the security's value.

Prepayment and Extension Risk. If borrowers pay back principal on certain fixed-income securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund's performance could be impacted. In general, a debt security might be called or otherwise converted, prepaid or redeemed before maturity due to an excess in cash flow to the issuer or due to a decline in interest rates. In the event there is a prepayment, the Fund would need to reinvest the proceeds, possibly in an investment offering a lower yield or interest rate. On the other hand, in general, slower payoffs or extension may occur if market interest rates rise, which has the effect of increasing the duration or interest rate risk of the impacted securities.

Other Investment Company Risk. To the extent the Fund invests in other investment companies, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies' investments, as well as to the other investment companies' expenses.

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical, regulatory, market, economic, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks.

Derivatives Risk. The Fund's exposure to derivatives can involve investment techniques and risks different from those associated with investing in more traditional investments and sometimes the risks of these investments may be magnified in comparison. Derivative transactions may be volatile and can create leverage in the Fund, which may cause the Fund to lose more than the amount of assets initially invested. At times, derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative at the desired time or price. If the Fund's derivative counterparty becomes unwilling or unable to honor its obligations, then the Fund may experience losses. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may limit the availability of derivatives, increase the costs of derivatives, or otherwise adversely affect the value of derivatives impacting the Fund's performance.

Additional risks associated with certain types of derivatives are discussed below:

Forward Contracts. Forward contracts do not have limitations on daily price movements. Changes in foreign exchange regulations by governmental authorities may affect the trading of forward contracts on currencies.

Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to exit a position when desired.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Swaps. Generally, the risk of loss associated with swaps is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. However, if the Fund sells a credit default swap it may lose the entire notional amount of the swap.

Leverage Risk. Leverage may cause the Fund to be more volatile and can amplify changes in the Fund's net asset value Derivatives, when-issued and forward-settling securities, and borrowing may create leverage and can result in losses to the Fund that may accelerate the rate of losses and exceed the amount originally invested.

Variable and Floating Rate Instruments Risk. The value of variable and floating rate instruments may decline if market interest rates or the interest rates paid by such instruments do not fluctuate according to expectations since such instruments are less sensitive to interest rate changes than fixed rate instruments. Certain types of variable and floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.

When-Issued and Forward-Settling Securities Risk. The value obtained in a when-issued or forward-settling transaction may be less favorable than the price or yield available in the market when the transaction takes place. Conversely, since the Fund is committed to buying such securities at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value and therefore involves a risk of loss if the value of the security to be purchased declines before the settlement date.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact the Fund's performance. Currency exchange rates may fluctuate abruptly and significantly and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad. The Adviser may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund's costs, negatively impact the Fund's performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on June 10, 2020 and the R6 Class commenced operations on December 15, 2020. No performance information is presented for Investor Class because there were no Investor Class shares outstanding as of December 31, 2021. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK (625-6275)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Since 2020, the highest and lowest quarterly returns for the Fund's Institutional Class Shares were:
• Highest quarterly return: 2.8%, during the quarter ended December 31, 2020
• Lowest quarterly return: -1.1%, during the quarter ended March 31, 2021

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Advisor Class Shares, and R6 Class Shares will vary from returns shown for Institutional Class Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Institutional Class Shares. After-tax returns for Advisor Class Shares, and R6 Class Shares will vary from returns shown for Institutional Class Shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2021
Oakmark Bond Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
Oakmark Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Plan fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other expenses	rr_Component2OtherExpensesOverAssets	0.74%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.64%	[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,602
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Investor Class because there were no Investor Class shares outstanding as of December 31, 2021.
Annual Return 2021	rr_AnnualReturn2021	1.01%
Oakmark Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Plan fees	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,107
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
Oakmark Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Plan fees	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,062
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
Oakmark Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
Oakmark Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
Oakmark Bond Fund | R6 Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Plan fees	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,098
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none

[1]	Other expenses are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.74%, 0.54%, 0.52% and 0.44% of average net assets, respectively. Each of these undertakings lasts until January 27, 2023 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.54%, 0.52% and 0.44% of the class' average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.